Expense Example - FidelityTotalInternationalEquityFund-AMCIZPRO - FidelityTotalInternationalEquityFund-AMCIZPRO - Fidelity Total International Equity Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Total International Equity Fund - Class C
Expense Example:
1 year	$ 308
3 years	655
5 years	1,130
10 years	2,256
Fidelity Advisor Total International Equity Fund - Class M
Expense Example:
1 year	502
3 years	836
5 years	1,196
10 years	2,206
Fidelity Advisor Total International Equity Fund - Class I
Expense Example:
1 year	107
3 years	339
5 years	592
10 years	1,314
Fidelity Advisor Total International Equity Fund - Class A
Expense Example:
1 year	700
3 years	977
5 years	1,277
10 years	2,128
Fidelity Advisor Total International Equity Fund - Class Z
Expense Example:
1 year	92
3 years	296
5 years	519
10 years	$ 1,160